Net Income Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net income per ordinary share
The following table sets forth the basic and diluted net income per ordinary share computation and provides a reconciliation of the numerator and denominator for the years presented:

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
Numerator:
Net income	37,455	29,257	23,972
Net income attributable to preferred shareholders	(24,344)	(18,777)	(8,352)
Accretion of Series E Preferred Shares	(152)	(1,500)	(941)

Net income per ordinary share calculation	12,959	8,980	14,679

Denominator:
Weighted average number of ordinary shares outstanding- Basic and diluted	9,495,844	10,248,079	24,412,314

Net income per ordinary share attributable to ordinary shareholders
- basic and diluted	1.36	0.88	0.60